Reserve for Property-Liability Insurance Claims and Claims Expense - Incurred and claims expense narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Increase (decrease) in claims and claims expense
Losses from catastrophes, net of recoveries	$ 22,778	$ 21,847	$ 22,160
Net increase (decrease) to reserves	255	503	17
Auto
Increase (decrease) in claims and claims expense
Net increase (decrease) to reserves	(455)	490	155
Commercial lines
Increase (decrease) in claims and claims expense
Losses from catastrophes, net of recoveries	545
Net increase (decrease) to reserves	(108)
Homeowners
Increase (decrease) in claims and claims expense
Losses from catastrophes, net of recoveries	4,817
Other personal lines
Increase (decrease) in claims and claims expense
Losses from catastrophes, net of recoveries	1,081
Catastrophes
Increase (decrease) in claims and claims expense
Losses from catastrophes, net of recoveries	2,860	3,230	2,570
Catastrophe loss reestimates
Increase (decrease) in claims and claims expense
Net increase (decrease) to reserves	(25)	18	(6)
Catastrophe loss reestimates | Homeowners
Increase (decrease) in claims and claims expense
Net increase (decrease) to reserves			24
Reserve reestimates | Homeowners
Increase (decrease) in claims and claims expense
Net increase (decrease) to reserves	(14)	131
Reserve reestimates | Other personal lines
Increase (decrease) in claims and claims expense
Net increase (decrease) to reserves	9	(22)	(57)
Reserve reestimates | Discontinued Lines and Coverages
Increase (decrease) in claims and claims expense
Net increase (decrease) to reserves	(87)	$ (96)	$ (105)
Discontinued Lines and Coverages
Increase (decrease) in claims and claims expense
Losses from catastrophes, net of recoveries	$ 73